Active Developing Markets Equity ETF Average Annual Total Returns		12 Months Ended	20 Months Ended	58 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EMERGING MARKETS INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	19.07%	3.77%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		38.19%	20.46%
Performance Inception Date	May 16, 2024
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.52%	19.90%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.21%	15.82%